SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Severance expense	$ 2,878,000	$ 3,732,000	$ 2,317,000
Description of defined contribution plan
U.S employees may contribute up to 100% of their pretax salary, but not more than statutory limits. Generally, the Group contributes one dollar for each dollar a participant contributes in this plan, in an amount of up to 3% of salary and in addition, it contributes fifty cents for each dollar a participant contributes in this plan, for an additional 3%.

Employer contributions to benefit plan per dollar contributed by employee	1
Employer match percentage	3.00%
Additional employer contributions to benefit plan per dollar contributed by employee	0.5
Contributions to employee benefits plan	$ 906,000	$ 1,230,000	$ 610,000
Additional employer matching percentage	3.00%